Other Information - Narrative (Details) client in Millions, R$ in Millions, Kč in Millions, $ in Millions, $ in Millions																	12 Months Ended
	Feb. 15, 2021 EUR (€)	Feb. 12, 2021 EUR (€)	Jan. 21, 2021	Jan. 13, 2021 EUR (€) site	Dec. 29, 2020 EUR (€)	Dec. 29, 2020 ARS ($)	Oct. 29, 2020 EUR (€)	Jul. 30, 2020 EUR (€)	Jul. 30, 2020 USD ($)	Aug. 29, 2019 EUR (€)	Aug. 29, 2019 USD ($)	Feb. 20, 2019 EUR (€)	Feb. 20, 2019 USD ($)	Jan. 24, 2019 EUR (€)	Aug. 29, 2017 EUR (€)	Apr. 11, 2003 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Jan. 28, 2021 EUR (€) client site	Jan. 28, 2021 BRL (R$) client site	Dec. 31, 2020 BRL (R$)	Sep. 30, 2020 EUR (€)	Sep. 30, 2020 ARS ($)	Jan. 31, 2020 EUR (€)	Mar. 26, 2019 EUR (€)	Mar. 26, 2019 ARS ($)	Dec. 21, 2018 EUR (€)	Jun. 28, 2018 EUR (€)	Jun. 25, 2018 EUR (€)	May 31, 2018 EUR (€)	May 31, 2018 BRL (R$)	Feb. 22, 2018 EUR (€)	Feb. 22, 2018 ARS ($)	Dec. 31, 2017 EUR (€)	Sep. 21, 2017	Jul. 25, 2017 BRL (R$)	Aug. 05, 2016 EUR (€)	Aug. 05, 2016 CZK (Kč)	Mar. 01, 2016 EUR (€)	Jan. 23, 2013 EUR (€)
Disclosure of contingent liabilities [line items]
Framework Investment Agreement, payment obligation terms, percent of increase in EBITDA																																				5.75%
Framework Investment Agreement, payment obligation terms, percent of capital investments exceeding revenues																																				32.50%
Share purchase agreement, price of settlement																																								€ 22,000,000
Services agreement amount																																			€ 450,000,000
Cost of award for broadcasting rights																												€ 105,000,000	€ 1,080,000,000	€ 2,940,000,000
Cost of award for broadcasting rights per season																												€ 35,000,000	€ 360,000,000	€ 980,000,000
Broadcasting award price																	€ 975,000,000
Broadcasting award price per season																	325,000,000
Notes and debentures issued																	36,502,000,000
Auditor's remuneration																	22,860,000	€ 18,720,000
Audit services																	21,630,000	17,540,000
Directors' remuneration expense																	3,002,534
Proceeds from share capital increase																	323,000,000	0	€ 0
Auditors other than PWC
Disclosure of contingent liabilities [line items]
Auditor's remuneration																	18,200,000	13,970,000
Audit services																	650,000	€ 360,000
Joint Venture with Liberty Global plc
Disclosure of contingent liabilities [line items]
Proceeds from recapitalization of joint venture																	5,700,000,000
FTTH Joint Venture
Disclosure of contingent liabilities [line items]
Commitment to fund investment							€ 500,000,000
Commitment to fund investment, period							6 years
Mr. Jose Maria Alvarez-Pallete Lopez, Executive Chairman
Disclosure of contingent liabilities [line items]
Total executive compensation																	€ 1,923,100
Proportionate increase (decrease) in compensation from prior year																	13.80%
Mr. Angel Vila Boix, Chief Operating Officer
Disclosure of contingent liabilities [line items]
Total executive compensation																	€ 1,600,000
Board of Directors | Mr. Jose Maria Alvarez-Pallete Lopez, Executive Chairman
Disclosure of contingent liabilities [line items]
Total executive compensation																	240,000
Executive Commission | Mr. Jose Maria Alvarez-Pallete Lopez, Executive Chairman
Disclosure of contingent liabilities [line items]
Total executive compensation																	€ 80,000
Maximum
Disclosure of contingent liabilities [line items]
Directors' remuneration expense																€ 6,000,000
Legal proceedings contingent liability
Disclosure of contingent liabilities [line items]
Proportion of interconnection revenues from contingent legal claim																	1.00%					1.00%
Estimated financial effect of contingent liabilities																																									€ 67,000,000
Legal proceedings contingent liability | Venten Management Limited
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities																																						€ 23,000,000	Kč 644
Legal proceedings contingent liability | Lexburg Enterprises Limited
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities																																						€ 8,000,000	Kč 227
Legal proceedings contingent liability | Entel
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities																							€ 37,000,000	$ 3,833		€ 35,000,000	$ 1,689						€ 39,000,000	$ 1,689
Payment of litigation settlements					€ 16,000,000	$ 1,689
Legal proceedings contingent liability | ANATEL
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities																	€ 81,000,000					R$ 516									€ 33,000,000	R$ 211
Legal proceedings contingent liability | Republic of Colombia
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities | R$																																					R$ 470
Percent paid															67.50%
Amount paid															€ 317,000,000
Telefónica Moviles El Salvador | America Movil, SAB de CV
Disclosure of contingent liabilities [line items]
Proceeds from exchange of share capital														€ 277,000,000
Telefónica Móviles Panamá, S.A. | Millicom International Cellular, S.A.
Disclosure of contingent liabilities [line items]
Proceeds from exchange of share capital										€ 536,000,000	$ 594
Colombian Government | Legal proceedings contingent liability | Republic of Colombia
Disclosure of contingent liabilities [line items]
Percent paid															32.50%
Amount paid															€ 153,000,000
Liberty Global | Joint Venture with Liberty Global plc
Disclosure of contingent liabilities [line items]
Proceeds from recapitalization of joint venture																	€ 1,400,000,000
TEF Infra Germany | FTTH Joint Venture
Disclosure of contingent liabilities [line items]
Commitment to fund investment							€ 400,000,000
TEF Germany | FTTH Joint Venture
Disclosure of contingent liabilities [line items]
Commitment to fund investment							100,000,000
Allianz | FTTH Joint Venture
Disclosure of contingent liabilities [line items]
Commitment to fund investment							€ 1,000,000,000
Disposal of major subsidiary | Telefónica de Costa Rica TC, S.A. | America Movil, SAB de CV
Disclosure of contingent liabilities [line items]
Proceeds from exchange of share capital								€ 425,000,000	$ 500			€ 503,000,000	$ 570
Disposal of major subsidiary | Telefónica de Costa Rica TC, S.A. | Millicom International Cellular, S.A.
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in associate sold (as a percent)														100.00%
Entering into significant commitments | FTTH Joint Venture
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in joint venture (as a percent)			50.00%
Entering into significant commitments | Telefónica Europe
Disclosure of contingent liabilities [line items]
Proceeds from share capital increase	€ 758,000,000	€ 1,000,000,000
Entering into significant commitments | TEF Infra Germany | FTTH Joint Venture
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in joint venture (as a percent)			40.00%
Entering into significant commitments | TEF Germany | FTTH Joint Venture
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in joint venture (as a percent)			10.00%
Entering into significant commitments | Allianz | FTTH Joint Venture
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in joint venture (as a percent)			50.00%
Other disposals of assets
Disclosure of contingent liabilities [line items]
Proceeds from sale of telecommunication tower sites				€ 7,700,000,000
Number of telecommunication tower sites sold | site				30,722
Major purchases of assets | Grupo Oi Mobile Business
Disclosure of contingent liabilities [line items]
Number of clients allocated, purchase of assets | client																				10.5	10.5
Proportion of total client base allocated, purchase of assets (as a percent)																				29.00%	29.00%
Proportion of total radiofrequencies transferred, purchase of assets (as a percent)																				46.00%	46.00%
Number of mobile sites, agreements for use, purchase of assets | site																				2,700	2,700
Proportion of total mobile sites, agreements for use, purchase of assets																				19.00%	19.00%
Consideration to be transferred, purchase of assets																				€ 2,588,000,000	R$ 16,500
Consideration to be transferred, purchase of assets, base purchase price																				2,469,000,000	15,744
Consideration to be transferred, purchase of assets, Transitional Services Agreement																				119,000,000	756
Consideration to be transferred, purchase of assets, Capacity Agreement																				128,000,000	819
Consideration transferred to date, purchase of assets																				€ 863,000,000	R$ 5,500
2020 Green Bond | Entering into significant commitments | Telefónica Emisiones, S.A.U.
Disclosure of contingent liabilities [line items]
Notes and debentures issued																									€ 500,000,000